Stock Incentive Plan - Additional Information (Details) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 04, 2024	Sep. 30, 2021	Sep. 30, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 15, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award number of shares authorized		7,000,000	7,000,000
Expiration period		10 years
Percentage of total voting power						10.00%
Share based compensation arrangement by share award non vested options forfeited in period shares						293,615	22,396
Share based compensation by share based award weighted average grant date of fair value of options granted							$ 2.27
Share-based payment arrangement, capitalized, amount				$ 0	$ 0
Share based compensation options cost not yet recognized						$ 329,925
Common stock, capital shares reserved for future issuance (in shares)				46,384,295		14,138,960
Share-based compensation arrangement by share-based payment award, options, issued, number (in shares)				0
Number outstanding (in shares)				0
Grants (in shares)				0	0		541,208
Share-based payment arrangement, nonvested award, cost not yet recognized, amount				$ 0
2024 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)								2,358,093
Percentage of outstanding stock maximum	5.00%
QT Imaging Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period			10 years
Common stock, capital shares reserved for future issuance (in shares)		7,000,000	7,000,000
Stock ownership percent			10.00%
Exercise price of common stock, percent			110.00%
Exercise price of common stock, term			5 years
Number outstanding (in shares)				0		1,249,809
Award requisite service period			4 years
Options terminated (in shares)	1,237,681			1,237,681
Inventories
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, capitalized, amount						$ 0	$ 0
Subsequent Event | Business Combination Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share award non vested options forfeited in period shares	3,646,921
Incentive stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award purchase price of stock percent		110.00%
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation options remaining period for recognition						1 year 3 months 18 days
Common stock, capital shares reserved for future issuance (in shares)				2,358,093
Employee Stock Option | QT Imaging Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period			10 years